Equity Instruments - Additional Information (Detail)		12 Months Ended
	Sep. 28, 2015 shares	Jun. 30, 2015 USD ($) Stock_Plan shares	Jun. 30, 2014 USD ($) shares	Jun. 30, 2013 USD ($)	Jun. 01, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock option plan | Stock_Plan		2
Shares of common stock reserved for issuance		1,718,828
Stock-based compensation expenses | $		$ 1,018,000	$ 500,000
Warrants to purchase common stock, Value | $				$ 313,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expenses | $		27,000
Vyrix 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense | $		$ 189,000
Number of Options, Granted		0
Luoxis 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense | $		$ 422,000
Reversal of share based compensation expense | $		$ 433,000
2015 Stock Option and Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized for issuance					10,000,000
2015 Stock Option and Incentive Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted	0
Luoxis Diagnostics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance		1,102,761
Number of Options, Granted		195,189	33,083
Vyrix Pharmaceuticals [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance		616,067
Number of Options, Granted			117,053